Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,017,406	$ 0
Prepaid expenses	105,838	0
Total current assets	1,123,244	0
Cash and accrued interest held in trust account	500,078,624	0
Deferred tax asset	0	0
Total assets	501,201,868	0
Current liabilities:
Accounts payable and accrued liabilities	127,450	0
Total current liabilities	127,450	0
Deferred underwriting commissions	17,500,000	0
Total liabilities	17,627,450	0
Commitments and contingencies
Class A common stock subject to possible redemption, 47,849,916 shares at redemption value of $10.00	478,574,408	0
Stockholder's Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued or outstanding	0	0
Additional paid-in capital	5,152,825	306
Accumulated deficit	(154,280)	0
Subscription notes receivable, affiliates	0	(1,000)
Total stockholder's equity	5,000,010	0
Total liabilities and stockholder's equity	501,201,868	0
Class A common stock
Stockholder's Equity:
Common stock	215	0
Class B common stock
Stockholder's Equity:
Common stock	$ 1,250	$ 694